CONSOLIDATED STATEMENT OF CASH FLOWS € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES
Operating result	€ (81,849)	€ (22,932)	€ (21,416)
Adjustments for non-cash items
Amortization of intangible assets	19	10	11
Depreciation of property, plant and equipment	474	425	323
Loss on disposal of fixed assets		11
Provisions for employee benefits	(18)	24	1
Expense recognized in respect of share-based payments	19,183	4,268	2,849
Adjustments for non-cash items	(62,191)	(18,195)	(18,232)
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables	(44)	(122)	(614)
(Increase)/decrease in other current assets	(800)	(1,093)	(2,641)
Increase/(decrease) in trade and other payables	21,784	3,094	7,648
Increase/(decrease) in current deferred revenue	(8,868)	(11,501)	7,545
Movements in non-current assets/liabilities
Increase)/decrease in other noncurrent assets	(1,720)	(94)	(1,627)
(Increase)/decrease in non-current deferred revenue	(1,435)	(8,635)	18,520
Cash flows (used in)/from operating activities	(53,274)	(36,546)	10,599
Income taxes paid	(565)
NET CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES	(53,839)	(36,546)	10,599
CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES
Purchase of intangible assets	(62)	(6)	(21)
Purchase of property, plant and equipment	(622)	(345)	(840)
(Increase)/decrease in current financial assets	(108,229)	(162,076)	(18)
Interest received	1,371	375	73
NET CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES	(107,542)	(162,052)	(806)
CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES
Proceeds from issue of new shares, gross amount	255,721	327,700	45,977
Issue costs paid	(14,655)	(23,015)	(1,849)
Exchange gain from currency conversion on proceeds from issue of new shares	1,354
Proceeds from exercise of stock options	2,251	679	493
NET CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES	244,671	305,365	44,621
NET INCREASE (DECREASE) IN CASH & CASH EQUIVALENTS	83,290	106,767	54,414
Cash and cash equivalents at the beginning of the period	190,867	89,897	35,514
Exchange gains/(losses) on cash & cash equivalents	6,883	(5,797)	(31)
Cash and cash equivalents at the end of the period	€ 281,040	€ 190,867	€ 89,897